Cover	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	CIDARA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1537286
Entity Address, Address Line One	6310 Nancy Ridge Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	752-6170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001610618
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jeffrey Stein, Ph.D.
Entity Address, Address Line One	6310 Nancy Ridge Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	752-6170